Supplemental Information on Oil and Gas Producing Activities (Unaudited) (Details) - Parent [Member] - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Sales
Lease operating costs
Depletion, accretion and impairment